Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Amortization Of Intangible Assets

The following tables provide information relating to the Company’s amortized intangible assets as of December 31 (in millions):

	2012
	Cost	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Airport operating rights	$515	$385	$130
Gate lease rights	155	124	31

Total	$670	$509	$161

	2011
	Cost	Accumulated Amortization	Net Book Value
Amortized intangible assets:
Airport operating rights	$515	$364	$151
Gate lease rights	160	125	35

Total	$675	$489	$186